Shareholders’ Equity (Deficit) (Details) - Schedule of Ordinary Share Capital - Ordinary Shares [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity (Deficit) (Details) - Schedule of Ordinary Share Capital [Line Items]
Ordinary shares, Authorized	107,800,000	47,800,000
Ordinary shares, Issued	1,653,559	669,605
Ordinary shares, Outstanding	1,653,559	669,605